LEASE - Amount recognized in profit or loss in relation to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASE
Interest on lease liabilities	¥ 678,855	¥ 344,886	¥ 438,033
Depreciation charge of right-of-use assets	1,282,362	771,951	745,245
Expense relating to short-term leases and leases of low-value assets	28,967	51,739	91,537
Total amount recognized in profit or loss	¥ 1,990,184	¥ 1,168,576	¥ 1,274,815